Note 5 - Inventories (Detail) (EUR €) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2012
Inventory Valuation Reserves	€ 789	€ 332
Inventory, Finished Goods, Gross	1,696	1,422
APIs [Member]
Inventory Valuation Reserves		173
Decrease In Inventory Valuation Reserves	(630)
Defibrotide [Member]
Inventory, Finished Goods, Gross	€ 676	€ 738